PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30, 2024	December 31, 2023
	(Unaudited)	(Audited)
Computer	30,713	30,713
Furniture & Fixtures	56,978	56,978
HVAC	25,000	25,000
Land	17,703	17,703
Leasehold Improvements	51,070	32,304
Machinery and Equipment	55,067	55,067
Vehicle	24,000	24,000
Total	260,531	241,765
Less: Accumulated Depreciation	(220,270)	(216,890)
Property, Plant and Equipment - net	$40,261	$24,875

	December 31, 2023	December 31, 2022
	(Audited)	(Audited)
ATM Machine	$—	$5,600
Computer	30,713	30,713
Furniture & Fixtures	56,978	42,965
HVAC	25,000	44,430
Land	17,703	533,778
Leasehold Improvements	32,304	147,636
Machinery and Equipment	55,067	69,312
Sign	—	12,758
Vehicle	24,000	24,000
Total	241,765	911,192
Less: Accumulated Depreciation	(216,890)	(358,396)
Property, Plant and Equipment - net	$24,875	$552,796